Quarterly Holdings Report
for
Strategic Advisers® Small-Mid Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2023
SMC-NPRT1-0723
1.912862.112
Common Stocks - 81.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
EchoStar Holding Corp. Class A (a)	28,710	452,757
Iridium Communications, Inc.	63,619	3,819,685
Liberty Latin America Ltd.:
Class A (a)	249,772	1,828,331
Class C (a)	114,804	838,069
		6,938,842
Entertainment - 0.2%
Live Nation Entertainment, Inc. (a)	50,711	4,053,837
Madison Square Garden Sports Corp.	46,060	8,136,499
Sciplay Corp. (A Shares) (a)	18,950	367,441
Take-Two Interactive Software, Inc. (a)	21,589	2,973,453
		15,531,230
Interactive Media & Services - 1.2%
CarGurus, Inc. Class A (a)	778,195	14,622,284
Eventbrite, Inc. (a)	646,322	4,692,298
IAC, Inc. (a)	70,474	3,935,268
Meta Platforms, Inc. Class A (a)	34,030	9,008,422
TripAdvisor, Inc. (a)(b)	325,204	5,060,174
TrueCar, Inc. (a)	428,039	967,368
Yelp, Inc. (a)	184,221	6,171,404
Ziff Davis, Inc. (a)	470,934	27,803,943
ZipRecruiter, Inc. (a)(b)	851,368	13,170,663
		85,431,824
Media - 0.6%
AMC Networks, Inc. Class A (a)	69,600	787,176
Cable One, Inc. (b)	5,997	3,669,145
Criteo SA sponsored ADR (a)	228,142	7,275,448
Interpublic Group of Companies, Inc. (b)	115,518	4,296,114
John Wiley & Sons, Inc. Class A	47,718	1,717,848
Nexstar Broadcasting Group, Inc. Class A	85,986	12,977,007
Paramount Global Class B (b)	68,600	1,043,406
Perion Network Ltd. (a)(b)	160,103	4,927,970
TEGNA, Inc.	311,826	4,830,185
Thryv Holdings, Inc. (a)	25,670	598,111
		42,122,410
TOTAL COMMUNICATION SERVICES		150,024,306
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.8%
Autoliv, Inc.	18,069	1,472,624
BorgWarner, Inc. (b)	133,700	5,926,921
Dana, Inc. (b)	258,894	3,331,966
Fox Factory Holding Corp. (a)	63,676	5,662,070
Gentex Corp.	196,117	5,150,032
LCI Industries (b)	100,501	10,858,128
Lear Corp.	53,658	6,581,690
Modine Manufacturing Co. (a)	232,971	6,357,779
Standard Motor Products, Inc.	43,440	1,534,301
The Goodyear Tire & Rubber Co. (a)	642,799	8,825,630
		55,701,141
Automobiles - 0.1%
Harley-Davidson, Inc.	132,600	4,125,186
Winnebago Industries, Inc. (b)	34,600	1,925,144
		6,050,330
Broadline Retail - 0.1%
Dillard's, Inc. Class A (b)	2,860	787,387
Kohl's Corp. (b)	83,700	1,533,384
Macy's, Inc.	125,000	1,698,750
Qurate Retail, Inc. Series A (a)	261,800	217,320
		4,236,841
Distributors - 1.0%
LKQ Corp.	848,656	44,766,604
Pool Corp. (b)	91,664	28,986,907
		73,753,511
Diversified Consumer Services - 1.0%
ADT, Inc. (b)	1,205,460	6,859,067
Bright Horizons Family Solutions, Inc. (a)(b)	265,042	22,687,595
Frontdoor, Inc. (a)	208,788	6,436,934
Grand Canyon Education, Inc. (a)	149,727	15,685,401
Laureate Education, Inc. Class A	319,781	3,869,350
Perdoceo Education Corp. (a)	56,206	662,669
Service Corp. International	153,103	9,738,882
Stride, Inc. (a)	44,432	1,795,497
WW International, Inc. (a)(b)	239,973	1,574,223
		69,309,618
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands, Inc. (b)	261,494	6,247,092
Bowlero Corp. Class A (a)(b)	1,099,896	12,604,808
Boyd Gaming Corp.	51,799	3,301,150
Carrols Restaurant Group, Inc. (a)	557,067	3,063,869
Churchill Downs, Inc.	164,176	22,298,384
Dave & Buster's Entertainment, Inc. (a)(b)	56,559	1,818,372
Dine Brands Global, Inc.	92,008	5,504,839
Expedia, Inc. (a)	18,414	1,762,404
Full House Resorts, Inc. (a)	131,311	932,308
Genius Sports Ltd. (a)(b)	1,207,113	6,904,686
Hilton Grand Vacations, Inc. (a)	178,592	7,634,808
International Game Technology PLC	154,563	3,791,430
Krispy Kreme, Inc. (b)	271,738	4,059,766
Kura Sushi U.S.A., Inc. Class A (a)(b)	228,500	18,620,465
Papa John's International, Inc. (b)	66,017	4,628,452
Planet Fitness, Inc. (a)	177,209	11,330,743
Sportradar Holding AG (a)(b)	482,917	5,823,979
Texas Roadhouse, Inc. Class A	80,666	8,703,861
TH International Ltd. (a)(b)	1,086,536	2,879,320
Travel+Leisure Co.	66,210	2,414,679
Vail Resorts, Inc.	72,040	17,520,128
Wendy's Co. (b)	471,990	10,388,500
Wingstop, Inc.	15,664	3,122,775
		165,356,818
Household Durables - 1.0%
Cavco Industries, Inc. (a)	15,990	3,981,190
Ethan Allen Interiors, Inc. (b)	16,270	407,238
La-Z-Boy, Inc. (b)	123,103	3,289,312
Mohawk Industries, Inc. (a)	57,212	5,265,792
NVR, Inc. (a)	408	2,266,122
PulteGroup, Inc.	433,806	28,665,900
Skyline Champion Corp. (a)	160,536	9,331,958
Sony Group Corp. sponsored ADR	11,605	1,087,389
Taylor Morrison Home Corp. (a)	122,825	5,211,465
Tempur Sealy International, Inc.	182,706	6,511,642
Toll Brothers, Inc.	84,756	5,737,981
Whirlpool Corp. (b)	28,700	3,710,623
		75,466,612
Leisure Products - 0.4%
Brunswick Corp.	178,097	13,446,324
JAKKS Pacific, Inc. (a)	127,111	2,624,842
Malibu Boats, Inc. Class A (a)	53,914	2,827,789
MasterCraft Boat Holdings, Inc. (a)	14,867	393,976
Polaris, Inc. (b)	57,461	6,189,124
Sturm, Ruger & Co., Inc.	14,779	762,005
Topgolf Callaway Brands Corp. (a)(b)	295,157	5,038,330
		31,282,390
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	65,267	3,195,472
Advance Auto Parts, Inc.	76,175	5,552,396
Bath & Body Works, Inc.	166,475	5,866,579
Boot Barn Holdings, Inc. (a)	34,985	2,365,686
Burlington Stores, Inc. (a)	100,800	15,166,368
Caleres, Inc. (b)	120,277	2,075,981
CarParts.com, Inc. (a)	579,316	2,415,748
Farfetch Ltd. Class A (a)(b)	936,715	4,618,005
Five Below, Inc. (a)	69,815	12,044,484
Floor & Decor Holdings, Inc. Class A (a)(b)	34,409	3,141,886
Foot Locker, Inc. (b)	204,932	5,188,878
Group 1 Automotive, Inc. (b)	18,026	4,028,991
Haverty Furniture Companies, Inc. (b)	96,998	2,559,777
Leslie's, Inc. (a)(b)	408,646	3,873,964
Lithia Motors, Inc. Class A (sub. vtg.) (b)	68,306	15,934,424
Monro, Inc. (b)	26,297	1,087,907
Murphy U.S.A., Inc.	84,819	23,445,668
National Vision Holdings, Inc. (a)	513,948	12,977,187
Penske Automotive Group, Inc. (b)	62,864	8,689,062
PetMed Express, Inc. (b)	15,513	230,058
Revolve Group, Inc. (a)(b)	275,015	4,185,728
Sally Beauty Holdings, Inc. (a)	1,078,264	12,141,253
Signet Jewelers Ltd.	51,594	3,275,703
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	31,800	1,317,792
The Aaron's Co., Inc.	128,600	1,574,064
The Buckle, Inc. (b)	77,006	2,364,854
The ODP Corp. (a)	66,800	2,676,008
Valvoline, Inc.	376,361	14,489,899
Warby Parker, Inc. (a)	94,505	1,040,500
Williams-Sonoma, Inc. (b)	100,602	11,419,333
		188,943,655
Textiles, Apparel & Luxury Goods - 1.0%
Canada Goose Holdings, Inc. (a)(b)	311,161	4,947,460
Capri Holdings Ltd. (a)	49,100	1,723,410
Carter's, Inc. (b)	72,635	4,515,718
Crocs, Inc. (a)	13,210	1,483,219
Deckers Outdoor Corp. (a)	3,140	1,491,500
Hanesbrands, Inc. (b)	560,331	2,302,960
PLBY Group, Inc. (a)(b)	545,077	823,066
PVH Corp.	123,335	10,609,277
Ralph Lauren Corp. (b)	61,346	6,521,693
Samsonite International SA (a)(c)	912,600	2,316,915
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	252,792	12,985,925
Steven Madden Ltd. (b)	145,565	4,543,084
Tapestry, Inc.	224,927	9,001,579
Under Armour, Inc. Class C (non-vtg.) (a)(b)	775,460	5,102,527
		68,368,333
TOTAL CONSUMER DISCRETIONARY		738,469,249
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	24,863	3,121,052
Duckhorn Portfolio, Inc. (a)	35,676	464,858
Molson Coors Beverage Co. Class B	245,208	15,166,115
National Beverage Corp. (a)(b)	19,513	964,332
Primo Water Corp.	436,361	5,615,966
		25,332,323
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	290,652	5,917,675
BJ's Wholesale Club Holdings, Inc. (a)	391,029	24,497,967
Casey's General Stores, Inc.	40,897	9,228,408
Grocery Outlet Holding Corp. (a)	86,146	2,474,113
Ingles Markets, Inc. Class A	94,367	7,574,839
Performance Food Group Co. (a)	367,147	20,299,558
PriceSmart, Inc.	17,821	1,291,666
SpartanNash Co.	71,900	1,646,510
Sprouts Farmers Market LLC (a)	124,700	4,309,632
U.S. Foods Holding Corp. (a)	108,789	4,327,626
Weis Markets, Inc. (b)	13,410	798,431
		82,366,425
Food Products - 1.2%
Conagra Brands, Inc.	106,200	3,703,194
Darling Ingredients, Inc. (a)	101,885	6,457,471
Flowers Foods, Inc.	157,638	3,937,797
Fresh Del Monte Produce, Inc.	64,748	1,706,757
Freshpet, Inc. (a)(b)	34,999	2,091,540
Hostess Brands, Inc. Class A (a)	201,355	5,009,712
Ingredion, Inc.	150,003	15,690,314
John B. Sanfilippo & Son, Inc.	7,468	868,006
Lamb Weston Holdings, Inc.	101,906	11,331,947
Lancaster Colony Corp.	46,995	9,238,277
Nomad Foods Ltd. (a)	983,763	16,773,159
SunOpta, Inc. (a)(b)	872,688	5,873,190
The Hain Celestial Group, Inc. (a)	378,968	4,627,199
Tootsie Roll Industries, Inc.	15,249	595,778
		87,904,341
Household Products - 0.3%
Reynolds Consumer Products, Inc.	275,500	7,559,720
Spectrum Brands Holdings, Inc. (b)	165,532	11,953,066
WD-40 Co. (b)	11,353	2,153,096
		21,665,882
Personal Care Products - 0.5%
elf Beauty, Inc. (a)	176,035	18,311,161
Herbalife Ltd. (a)(b)	253,874	3,005,868
Inter Parfums, Inc.	45,981	5,775,214
MediFast, Inc.	9,141	719,397
Nu Skin Enterprises, Inc. Class A	41,155	1,371,696
The Honest Co., Inc. (a)	2,684,668	3,946,462
USANA Health Sciences, Inc. (a)	9,319	565,384
		33,695,182
Tobacco - 0.3%
Turning Point Brands, Inc.	272,240	5,700,706
Vector Group Ltd.	1,387,610	16,248,913
		21,949,619
TOTAL CONSUMER STAPLES		272,913,772
ENERGY - 2.8%
Energy Equipment & Services - 0.5%
Cactus, Inc. (b)	43,648	1,378,404
Championx Corp.	523,316	13,218,962
Expro Group Holdings NV (a)	145,825	2,419,237
Nextier Oilfield Solutions, Inc. (a)	165,348	1,246,724
Noble Corp. PLC (a)	61,920	2,336,861
ProPetro Holding Corp. (a)	211,683	1,411,926
TechnipFMC PLC (a)	490,710	6,447,929
U.S. Silica Holdings, Inc. (a)	143,648	1,627,532
Weatherford International PLC (a)	49,270	2,780,799
		32,868,374
Oil, Gas & Consumable Fuels - 2.3%
APA Corp.	107,977	3,431,509
Arch Resources, Inc.	15,118	1,562,445
Berry Corp.	177,200	1,116,360
California Resources Corp.	62,900	2,361,266
Cameco Corp. (b)	652,562	18,167,326
Chesapeake Energy Corp.	27,468	2,066,967
Civitas Resources, Inc.	31,500	2,104,200
CONSOL Energy, Inc. (b)	27,404	1,478,720
Delek U.S. Holdings, Inc.	53,403	1,175,934
Denbury, Inc. (a)	79,975	7,211,346
DT Midstream, Inc.	133,050	6,048,453
Enerplus Corp. (b)	136,474	1,886,071
Green Plains, Inc. (a)	174,208	5,052,032
HF Sinclair Corp.	352,237	14,596,701
Kosmos Energy Ltd. (a)	612,084	3,648,021
Magnolia Oil & Gas Corp. Class A	342,071	6,612,232
Matador Resources Co. (b)	172,008	7,563,192
National Energy Services Reunited Corp. (a)	249,594	748,782
Navigator Holdings Ltd. (a)	274,360	3,517,295
New Fortress Energy, Inc.	202,255	5,313,239
Northern Oil & Gas, Inc.	40,203	1,202,472
Overseas Shipholding Group, Inc. (a)	545,862	1,986,938
Ovintiv, Inc.	180,659	5,974,393
Par Pacific Holdings, Inc. (a)	89,749	1,913,449
PBF Energy, Inc. Class A (b)	95,553	3,517,306
PDC Energy, Inc.	65,300	4,480,886
Peabody Energy Corp. (b)	99,452	1,806,048
Permian Resource Corp. Class A (b)	869,475	8,112,202
SFL Corp. Ltd.	142,000	1,218,360
SM Energy Co.	239,709	6,301,950
Southwestern Energy Co. (a)	250,918	1,196,879
Talos Energy, Inc. (a)	129,717	1,596,816
Targa Resources Corp.	17,888	1,217,278
Viper Energy Partners LP	653,568	16,848,983
Vital Energy, Inc. (a)(b)	35,398	1,468,663
Vitesse Energy, Inc. (b)	13,405	309,521
Whitecap Resources, Inc.	633,410	4,326,190
World Fuel Services Corp.	324,873	7,429,846
		166,570,271
TOTAL ENERGY		199,438,645
FINANCIALS - 11.2%
Banks - 2.5%
Ameris Bancorp	28,690	905,456
BankUnited, Inc.	187,614	3,549,657
Berkshire Hills Bancorp, Inc.	52,490	1,073,421
Cathay General Bancorp	102,900	3,008,796
Citizens Financial Group, Inc.	86,200	2,222,236
Columbia Banking Systems, Inc.	205,068	4,107,512
Comerica, Inc.	215,087	7,764,641
Commerce Bancshares, Inc.	145,831	6,992,596
Cullen/Frost Bankers, Inc.	84,849	8,501,870
Customers Bancorp, Inc. (a)	177,816	4,093,324
Dime Community Bancshares, Inc.	67,878	1,099,624
East West Bancorp, Inc.	177,598	8,498,064
Fifth Third Bancorp	94,000	2,281,380
First Bancorp, Puerto Rico	585,020	6,528,823
First Citizens Bancshares, Inc.	11,526	14,375,227
First Hawaiian, Inc.	363,580	5,995,434
First Interstate Bancsystem, Inc.	233,472	5,148,058
First Merchants Corp.	71,243	1,884,377
Fulton Financial Corp.	203,500	2,271,060
Hancock Whitney Corp.	137,291	5,015,240
Hanmi Financial Corp.	108,800	1,566,720
HomeStreet, Inc. (b)	66,800	350,032
Hope Bancorp, Inc.	278,100	2,230,362
Huntington Bancshares, Inc.	292,994	3,020,768
KeyCorp	239,300	2,235,062
OFG Bancorp	100,700	2,442,982
PacWest Bancorp	108,800	701,760
Peapack-Gladstone Financial Corp.	54,669	1,442,715
Peoples Bancorp, Inc.	40,051	1,028,109
Pinnacle Financial Partners, Inc.	62,454	3,038,387
Preferred Bank, Los Angeles	41,967	1,935,518
Regions Financial Corp.	259,200	4,476,384
ServisFirst Bancshares, Inc.	134,597	5,424,259
Southstate Corp.	49,400	3,088,488
Synovus Financial Corp.	164,682	4,461,235
Texas Capital Bancshares, Inc. (a)	116,719	5,520,809
Valley National Bancorp	246,920	1,822,270
Veritex Holdings, Inc.	61,756	1,066,526
Webster Financial Corp.	164,248	5,839,016
WesBanco, Inc.	48,800	1,178,032
Western Alliance Bancorp.	107,031	3,628,351
Wintrust Financial Corp.	337,397	21,448,327
Zions Bancorp NA	264,035	7,205,515
		180,468,423
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	16,500	2,294,985
Ares Management Corp.	19,999	1,741,713
Artisan Partners Asset Management, Inc. (b)	56,774	1,816,768
BGC Partners, Inc. Class A	515,879	2,099,628
Blue Owl Capital, Inc. Class A (b)	150,611	1,543,763
Bridge Investment Group Holdings, Inc. (b)	22,472	218,877
Carlyle Group LP (b)	143,338	3,928,895
Cboe Global Markets, Inc.	160,640	21,271,949
Cohen & Steers, Inc.	20,768	1,129,987
Diamond Hill Investment Group, Inc.	2,443	387,875
Donnelley Financial Solutions, Inc. (a)	70,287	3,117,228
Evercore, Inc. Class A	168,172	18,154,167
FactSet Research Systems, Inc.	27,697	10,660,298
Federated Hermes, Inc.	69,177	2,381,764
GQG Partners, Inc. CDI	642,228	543,058
Houlihan Lokey	61,258	5,348,436
Jefferies Financial Group, Inc.	121,233	3,645,476
Lazard Ltd. Class A	94,275	2,704,750
LPL Financial	205,161	39,961,260
MarketAxess Holdings, Inc.	23,336	6,356,960
Moelis & Co. Class A	382,321	14,478,496
Morningstar, Inc.	50,682	10,374,605
P10, Inc.	807,497	8,583,693
PJT Partners, Inc. (b)	48,129	3,243,895
SEI Investments Co.	85,667	4,847,039
Sprott, Inc. (b)	255,695	8,673,174
StepStone Group, Inc. Class A	377,852	8,127,597
Stifel Financial Corp.	125,939	6,998,430
Tradeweb Markets, Inc. Class A	43,446	2,908,710
Victory Capital Holdings, Inc.	12,089	374,396
Virtu Financial, Inc. Class A	271,269	4,771,622
WisdomTree Investments, Inc. (b)	1,208,972	8,221,010
		210,910,504
Consumer Finance - 0.5%
Ally Financial, Inc. (b)	137,800	3,675,126
Enova International, Inc. (a)	109,802	5,107,989
FirstCash Holdings, Inc.	34,350	3,384,849
Navient Corp.	326,000	4,938,900
PRA Group, Inc. (a)	77,086	1,441,508
PROG Holdings, Inc. (a)	67,700	2,209,051
Regional Management Corp.	71,100	1,859,265
SLM Corp. (b)	884,246	13,493,594
		36,110,282
Financial Services - 2.4%
Acacia Research Corp. (a)	2,524,423	10,451,111
Banco Latinoamericano de Comer Series E	75,700	1,475,393
Cannae Holdings, Inc. (a)	496,465	9,755,537
Cass Information Systems, Inc. (b)	10,152	392,070
Essent Group Ltd.	86,240	3,809,221
Euronet Worldwide, Inc. (a)	196,552	21,895,893
EVERTEC, Inc. (b)	217,052	7,483,953
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	35,641	4,769,122
FleetCor Technologies, Inc. (a)	32,378	7,335,236
Flywire Corp. (a)	80,185	2,408,757
i3 Verticals, Inc. Class A (a)	274,833	6,279,934
Jack Henry & Associates, Inc.	109,405	16,726,930
Jackson Financial, Inc. (b)	49,288	1,365,278
Marqeta, Inc. Class A (a)	832,454	3,987,455
MGIC Investment Corp.	261,047	3,947,031
NMI Holdings, Inc. (a)	178,106	4,479,366
Payoneer Global, Inc. (a)	818,242	3,395,704
Radian Group, Inc. (b)	373,403	9,536,713
Repay Holdings Corp. (a)	465,529	2,946,799
Shift4 Payments, Inc. (a)	35,876	2,250,143
The Western Union Co.	477,549	5,439,283
Voya Financial, Inc.	112,100	7,600,380
Walker & Dunlop, Inc.	40,702	2,978,979
WEX, Inc. (a)(b)	189,788	31,476,340
		172,186,628
Insurance - 2.8%
American Equity Investment Life Holding Co.	199,527	7,871,340
American Financial Group, Inc.	104,854	11,771,959
Assurant, Inc.	16,457	1,974,675
Assured Guaranty Ltd.	67,996	3,518,793
Axis Capital Holdings Ltd.	253,029	13,132,205
Brown & Brown, Inc.	170,674	10,638,110
Chubb Ltd.	7,818	1,452,584
CNA Financial Corp.	144,100	5,311,526
CNO Financial Group, Inc.	268,600	5,831,306
Crawford & Co. Class B	124,426	1,099,926
Erie Indemnity Co. Class A (b)	18,477	3,955,926
Everest Re Group Ltd.	42,634	14,496,413
First American Financial Corp.	62,800	3,449,604
Genworth Financial, Inc. Class A (a)	1,903,678	10,184,677
Goosehead Insurance (a)(b)	80,037	4,416,442
Hanover Insurance Group, Inc.	48,742	5,432,783
Kemper Corp.	95,230	4,121,554
Kinsale Capital Group, Inc. (b)	57,801	17,512,547
Lincoln National Corp.	80,400	1,681,968
Old Republic International Corp.	209,200	5,123,308
Reinsurance Group of America, Inc.	75,719	10,600,660
RenaissanceRe Holdings Ltd.	33,038	6,223,368
RLI Corp. (b)	107,246	13,282,417
Selective Insurance Group, Inc.	60,678	5,869,383
Universal Insurance Holdings, Inc.	22,200	318,570
Unum Group	121,200	5,266,140
W.R. Berkley Corp.	28,521	1,588,049
White Mountains Insurance Group Ltd. (b)	13,678	18,522,611
Willis Towers Watson PLC	27,086	5,927,771
		200,576,615
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	93,300	1,761,504
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	161,319	3,795,836
Redwood Trust, Inc.	266,700	1,578,864
		7,136,204
TOTAL FINANCIALS		807,388,656
HEALTH CARE - 11.5%
Biotechnology - 1.5%
Acelyrin, Inc. (a)	29,705	537,661
Agios Pharmaceuticals, Inc. (a)(b)	154,673	3,910,133
Anika Therapeutics, Inc. (a)	92,429	2,503,902
Arcus Biosciences, Inc. (a)	29,553	607,019
Ascendis Pharma A/S sponsored ADR (a)(b)	7,875	684,889
Blueprint Medicines Corp. (a)	19,994	1,130,061
C4 Therapeutics, Inc. (a)	98,784	334,878
Coherus BioSciences, Inc. (a)	22,559	92,266
Crinetics Pharmaceuticals, Inc. (a)	211,511	4,617,285
Exelixis, Inc. (a)	136,000	2,622,080
Halozyme Therapeutics, Inc. (a)	264,787	8,587,042
Incyte Corp. (a)	30,300	1,864,965
Insmed, Inc. (a)	213,061	4,054,551
Intellia Therapeutics, Inc. (a)	21,086	785,664
Ironwood Pharmaceuticals, Inc. Class A (a)	459,600	5,000,448
Iveric Bio, Inc. (a)	10,572	399,093
Karuna Therapeutics, Inc. (a)	7,126	1,614,395
Legend Biotech Corp. ADR (a)	103,435	6,637,424
Madrigal Pharmaceuticals, Inc. (a)	3,675	1,023,157
Morphic Holding, Inc. (a)	12,236	703,570
Myriad Genetics, Inc. (a)	58,189	1,283,649
Natera, Inc. (a)	142,897	6,731,878
Neurocrine Biosciences, Inc. (a)	53,531	4,792,630
Oyster Point Pharma, Inc. rights (a)(d)	203,167	2
PureTech Health PLC (a)	466,716	1,268,548
Relay Therapeutics, Inc. (a)(b)	185,133	2,062,382
Repligen Corp. (a)	32,539	5,463,949
Sarepta Therapeutics, Inc. (a)	12,970	1,603,092
SpringWorks Therapeutics, Inc. (a)(b)	155,421	4,255,427
Ultragenyx Pharmaceutical, Inc. (a)	102,893	5,078,798
United Therapeutics Corp. (a)	83,929	17,603,268
Vaxcyte, Inc. (a)	19,847	982,823
Veracyte, Inc. (a)	355,913	9,211,028
Viking Therapeutics, Inc. (a)	32,858	721,562
Vir Biotechnology, Inc. (a)	32,716	872,536
		109,642,055
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (d)	14,700	41,013
Align Technology, Inc. (a)	10,378	2,933,445
Atricure, Inc. (a)	45,437	2,043,302
Atrion Corp.	1,128	586,966
AxoGen, Inc. (a)	800,288	6,802,448
Bausch + Lomb Corp. (a)(b)	436,329	7,792,836
Enovis Corp. (a)	36,269	1,912,464
Envista Holdings Corp. (a)	415,707	13,256,896
Globus Medical, Inc. (a)	258,757	14,006,516
Haemonetics Corp. (a)	75,351	6,374,695
ICU Medical, Inc. (a)(b)	60,097	10,510,364
Inari Medical, Inc. (a)(b)	30,066	1,815,986
Insulet Corp. (a)	5,563	1,525,653
Integra LifeSciences Holdings Corp. (a)	242,308	9,195,589
iRhythm Technologies, Inc. (a)	14,465	1,652,916
Lantheus Holdings, Inc. (a)	228,156	19,756,028
LeMaitre Vascular, Inc.	14,241	894,904
Merit Medical Systems, Inc. (a)	321,125	26,460,700
Neogen Corp. (a)	176,549	3,087,842
Nevro Corp. (a)	117,581	3,240,532
Omnicell, Inc. (a)	88,899	6,526,965
Penumbra, Inc. (a)	15,545	4,777,600
QuidelOrtho Corp. (a)	492,599	41,939,879
Silk Road Medical, Inc. (a)(b)	35,075	1,058,914
STERIS PLC	166,954	33,385,791
Teleflex, Inc.	29,586	6,945,314
The Cooper Companies, Inc.	34,153	12,688,864
Utah Medical Products, Inc.	2,848	266,260
		241,480,682
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	261,487	18,468,827
Amedisys, Inc. (a)	20,644	1,567,499
AMN Healthcare Services, Inc. (a)	67,906	6,448,354
Castle Biosciences, Inc. (a)	119,604	2,921,926
Centene Corp. (a)	29,480	1,839,847
Chemed Corp.	60,312	32,192,736
Corvel Corp. (a)	7,650	1,495,116
DaVita HealthCare Partners, Inc. (a)	35,500	3,325,285
dentalcorp Holdings Ltd. (a)	2,458,915	12,208,536
DocGo, Inc. Class A (a)(b)	1,246,570	11,156,802
Elevance Health, Inc.	7,951	3,560,617
Encompass Health Corp.	462,480	28,683,010
Guardant Health, Inc. (a)	56,839	1,666,519
HealthEquity, Inc. (a)	499,638	27,380,162
Henry Schein, Inc. (a)	511,826	37,823,941
Molina Healthcare, Inc. (a)	64,588	17,690,653
National Research Corp. Class A	11,784	529,102
Patterson Companies, Inc.	141,670	3,710,337
Pediatrix Medical Group, Inc. (a)	582,452	7,746,612
Premier, Inc.	121,461	3,036,525
Quest Diagnostics, Inc.	23,900	3,170,335
R1 RCM, Inc. (a)	307,248	4,992,780
RadNet, Inc. (a)	154,391	4,468,076
Select Medical Holdings Corp.	84,800	2,320,976
Universal Health Services, Inc. Class B	95,319	12,594,499
		250,999,072
Health Care Technology - 0.5%
Certara, Inc. (a)(b)	870,335	18,085,561
Definitive Healthcare Corp. (a)(b)	402,270	3,918,110
Doximity, Inc. (a)(b)	247,255	7,583,311
iCAD, Inc. (a)(b)	470,643	607,129
Simulations Plus, Inc. (b)	11,634	514,106
Veradigm, Inc. (a)	387,978	4,570,381
		35,278,598
Life Sciences Tools & Services - 1.8%
Avantor, Inc. (a)	545,660	10,880,460
Azenta, Inc. (a)	147,061	6,360,388
Bio-Rad Laboratories, Inc. Class A (a)	34,715	12,960,845
Bio-Techne Corp.	155,063	12,682,603
Bruker Corp. (b)	75,269	5,201,088
CryoPort, Inc. (a)	88,242	1,624,535
Harvard Bioscience, Inc. (a)	451,746	2,525,260
ICON PLC (a)	55,221	11,763,730
Maravai LifeSciences Holdings, Inc. (a)	56,381	723,932
MaxCyte, Inc. (a)	711,962	2,904,805
Medpace Holdings, Inc. (a)	57,656	11,933,062
Quanterix Corp. (a)	625,531	12,266,663
Sotera Health Co. (a)(b)	825,153	11,626,406
Stevanato Group SpA (b)	53,070	1,428,114
Syneos Health, Inc. (a)	210,773	8,768,157
West Pharmaceutical Services, Inc.	42,660	14,275,316
		127,925,364
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (a)	133,449	5,921,132
Arvinas Holding Co. LLC (a)	121,527	2,652,934
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	318,564	4,412,111
Catalent, Inc. (a)	238,065	8,863,160
Harrow Health, Inc. (a)(b)	598,934	11,295,895
Intra-Cellular Therapies, Inc. (a)	122,479	7,272,803
Jazz Pharmaceuticals PLC (a)	51,800	6,638,688
Liquidia Corp. (a)	160,150	1,300,418
Pacira Biosciences, Inc. (a)	130,462	4,961,470
Phathom Pharmaceuticals, Inc. (a)(b)	229,213	2,695,545
Prestige Brands Holdings, Inc. (a)	41,405	2,369,608
Revance Therapeutics, Inc. (a)	29,430	899,381
Royalty Pharma PLC	77,928	2,551,363
Viatris, Inc.	179,000	1,637,850
		63,472,358
TOTAL HEALTH CARE		828,798,129
INDUSTRIALS - 19.5%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	58,199	11,227,169
BWX Technologies, Inc.	184,113	11,105,696
Curtiss-Wright Corp.	45,557	7,200,739
Hexcel Corp.	30,859	2,128,962
Howmet Aerospace, Inc.	185,279	7,920,677
Huntington Ingalls Industries, Inc.	14,598	2,939,745
Kratos Defense & Security Solutions, Inc. (a)	228,332	3,000,282
Leonardo DRS, Inc. (a)(b)	212,309	3,205,866
Mercury Systems, Inc. (a)	159,736	6,483,684
Moog, Inc. Class A	38,400	3,732,864
Rheinmetall AG ADR	112,583	5,687,693
Rocket Lab U.S.A., Inc. Class A (a)(b)	751,042	3,439,772
Spirit AeroSystems Holdings, Inc. Class A	163,270	4,341,349
Textron, Inc.	76,649	4,742,274
Thales SA ADR (b)	83,163	2,326,069
V2X, Inc. (a)	90,370	3,727,763
		83,210,604
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	652,160	10,891,072
Forward Air Corp.	136,095	13,237,961
GXO Logistics, Inc. (a)	121,427	6,790,198
Hub Group, Inc. Class A (a)	40,518	2,980,504
		33,899,735
Building Products - 1.8%
A.O. Smith Corp.	106,067	6,781,924
Apogee Enterprises, Inc.	70,192	2,590,787
Armstrong World Industries, Inc.	115,698	7,224,183
Builders FirstSource, Inc. (a)	189,053	21,920,695
Carlisle Companies, Inc. (b)	62,124	13,197,623
Fortune Brands Home & Security, Inc.	186,720	11,287,224
Gibraltar Industries, Inc. (a)	79,861	4,176,730
Hayward Holdings, Inc. (a)	786,990	8,546,711
Lennox International, Inc.	33,579	9,251,350
Masonite International Corp. (a)	84,720	7,461,290
Owens Corning	74,700	7,942,851
Simpson Manufacturing Co. Ltd.	80,055	9,461,700
Tecnoglass, Inc.	306,428	11,705,550
Trex Co., Inc. (a)	163,113	8,375,853
		129,924,471
Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	85,281	3,766,009
ACCO Brands Corp.	96,400	466,576
ACV Auctions, Inc. Class A (a)	1,695,164	28,885,595
Brady Corp. Class A	38,776	1,848,840
Casella Waste Systems, Inc. Class A (a)	133,947	12,076,662
Cimpress PLC (a)	135,167	6,458,279
Clean Harbors, Inc. (a)	18,931	2,657,912
CoreCivic, Inc. (a)	1,149,125	9,905,458
Deluxe Corp. (b)	56,100	853,842
Driven Brands Holdings, Inc. (a)	469,457	11,656,617
Ennis, Inc.	21,572	417,850
GFL Environmental, Inc.	98,122	3,546,129
Heritage-Crystal Clean, Inc. (a)	259,706	8,611,851
Matthews International Corp. Class A	177,300	6,826,050
MSA Safety, Inc.	98,613	13,565,204
Ritchie Bros. Auctioneers, Inc. (b)	607,691	31,648,547
Rollins, Inc.	193,511	7,608,853
Stericycle, Inc. (a)	209,999	8,851,458
Tetra Tech, Inc.	63,839	8,775,947
The Brink's Co.	210,428	13,999,775
UniFirst Corp. (b)	77,310	13,228,514
Viad Corp. (a)	98,200	2,280,204
Waste Connections, Inc. (United States)	93,404	12,763,657
		210,699,829
Construction & Engineering - 1.1%
Arcosa, Inc.	81,147	5,328,112
Argan, Inc.	155,924	6,307,126
Comfort Systems U.S.A., Inc.	20,857	3,086,419
Dycom Industries, Inc. (a)	91,698	9,300,928
EMCOR Group, Inc.	85,170	14,039,423
Fluor Corp. (a)(b)	247,501	6,573,627
Granite Construction, Inc.	79,681	2,883,655
MasTec, Inc. (a)	55,390	5,614,330
MDU Resources Group, Inc.	237,733	6,937,049
Willscot Mobile Mini Holdings (a)(b)	489,417	21,084,084
		81,154,753
Electrical Equipment - 1.8%
Acuity Brands, Inc.	65,380	9,852,112
Atkore, Inc. (a)	282,101	32,940,934
Encore Wire Corp.	8,000	1,309,360
Generac Holdings, Inc. (a)	133,438	14,534,067
Hubbell, Inc. Class B	43,853	12,386,718
Nextracker, Inc. Class A (b)	74,343	2,843,620
nVent Electric PLC	124,628	5,406,363
Regal Rexnord Corp.	63,915	8,301,919
Sensata Technologies, Inc. PLC	553,183	22,968,158
Shoals Technologies Group, Inc. (a)	260,084	6,109,373
Vertiv Holdings Co.	454,189	8,765,848
Vicor Corp. (a)	130,832	7,241,551
		132,660,023
Ground Transportation - 0.9%
ArcBest Corp.	64,092	5,369,628
Daseke, Inc. (a)	6,232	37,392
Heartland Express, Inc.	187,523	2,925,359
Knight-Swift Transportation Holdings, Inc. Class A	402,234	22,118,848
Landstar System, Inc. (b)	90,441	15,861,543
Lyft, Inc. (a)	265,970	2,399,049
Ryder System, Inc.	42,000	3,310,860
Saia, Inc. (a)	10,193	2,896,443
TFI International, Inc.	19,390	2,041,379
Werner Enterprises, Inc.	43,714	1,919,919
XPO, Inc. (a)	156,271	7,333,798
		66,214,218
Machinery - 3.6%
AGCO Corp.	121,531	13,402,439
Albany International Corp. Class A	16,872	1,432,770
Allison Transmission Holdings, Inc.	283,611	13,414,800
Barnes Group, Inc. (b)	41,272	1,624,053
Chart Industries, Inc. (a)(b)	66,405	7,286,621
Crane Nxt Co. (b)	175,361	9,229,249
Donaldson Co., Inc.	102,384	5,992,536
Douglas Dynamics, Inc.	215,184	6,081,100
Energy Recovery, Inc. (a)	180,018	4,286,229
Gorman-Rupp Co.	17,459	417,794
Graco, Inc.	201,767	15,433,158
Hillenbrand, Inc.	36,500	1,750,905
Hillman Solutions Corp. Class A (a)	944,339	7,649,146
IDEX Corp.	71,750	14,289,730
Ingersoll Rand, Inc.	154,895	8,776,351
ITT, Inc.	74,292	5,658,079
John Bean Technologies Corp.	58,115	6,195,640
Kadant, Inc.	9,752	1,850,149
Lincoln Electric Holdings, Inc.	138,089	23,428,180
Middleby Corp. (a)	38,420	5,071,440
Mueller Industries, Inc.	105,541	7,837,475
Nordson Corp.	90,981	19,827,489
Omega Flex, Inc. (b)	2,529	263,446
Oshkosh Corp.	88,773	6,554,111
RBC Bearings, Inc. (a)	87,269	17,304,570
Snap-On, Inc.	66,739	16,608,668
Tennant Co.	106,469	7,782,884
Terex Corp.	64,671	2,998,794
Timken Co.	120,771	8,641,165
Titan International, Inc. (a)	109,800	1,085,922
Toro Co.	157,786	15,436,204
Watts Water Technologies, Inc. Class A	22,307	3,534,544
		261,145,641
Marine Transportation - 0.4%
Kirby Corp. (a)	139,947	10,014,607
Matson, Inc. (b)	249,020	17,015,537
Navios Maritime Partners LP (b)	27,534	531,406
Star Bulk Carriers Corp. (b)	253,270	4,338,515
		31,900,065
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	375,341	16,864,071
United Airlines Holdings, Inc. (a)	49,900	2,368,504
		19,232,575
Professional Services - 3.8%
Alight, Inc. Class A (a)	5,879,765	49,742,812
ASGN, Inc. (a)	53,768	3,518,040
Barrett Business Services, Inc.	5,813	488,292
Booz Allen Hamilton Holding Corp. Class A	45,146	4,540,785
Broadridge Financial Solutions, Inc.	56,439	8,280,730
CACI International, Inc. Class A (a)	72,532	21,703,025
CBIZ, Inc. (a)	394,740	19,902,791
Concentrix Corp.	28,103	2,464,633
CSG Systems International, Inc.	24,006	1,151,808
Dun & Bradstreet Holdings, Inc.	564,900	5,649,000
ExlService Holdings, Inc. (a)	24,670	3,723,690
Exponent, Inc.	42,335	3,866,032
First Advantage Corp. (a)	591,786	7,995,029
Franklin Covey Co. (a)	9,838	363,219
FTI Consulting, Inc. (a)(b)	71,496	13,441,963
Genpact Ltd.	288,943	10,627,324
Heidrick & Struggles International, Inc.	73,414	1,780,290
Insperity, Inc.	26,526	2,936,959
Kforce, Inc. (b)	16,316	939,638
Korn Ferry	134,963	6,343,261
LegalZoom.com, Inc. (a)	199,248	2,229,585
Manpower, Inc.	56,200	3,943,554
Marlowe PLC (a)	1,873,683	12,166,609
Paycor HCM, Inc. (a)(b)	172,517	3,793,649
Paylocity Holding Corp. (a)	80,246	13,862,497
Robert Half International, Inc.	174,358	11,336,757
Science Applications International Corp.	93,834	9,132,863
SS&C Technologies Holdings, Inc.	370,534	20,364,549
TransUnion Holding Co., Inc.	189,660	13,651,727
TriNet Group, Inc. (a)(b)	29,142	2,589,850
Verra Mobility Corp. (a)(b)	567,688	10,008,339
		272,539,300
Trading Companies & Distributors - 1.2%
Alta Equipment Group, Inc.	74,079	1,008,215
Applied Industrial Technologies, Inc.	32,530	3,999,889
BlueLinx Corp. (a)	40,021	3,290,527
Boise Cascade Co.	30,438	2,186,057
Core & Main, Inc. (a)(b)	197,280	5,275,267
Custom Truck One Source, Inc. Class A (a)	460,604	2,966,290
EVI Industries, Inc. (a)(b)	309,575	5,968,606
Herc Holdings, Inc. (b)	76,610	7,769,786
Hudson Technologies, Inc. (a)	147,008	1,284,850
McGrath RentCorp.	11,209	995,471
MSC Industrial Direct Co., Inc. Class A	65,134	5,856,849
NOW, Inc. (a)	153,664	1,366,073
SiteOne Landscape Supply, Inc. (a)(b)	76,002	10,479,916
Titan Machinery, Inc. (a)	93,416	2,358,754
Triton International Ltd.	42,669	3,526,166
Univar Solutions, Inc. (a)	107,070	3,813,833
Veritiv Corp.	12,800	1,351,552
Watsco, Inc. (b)	27,809	9,020,405
WESCO International, Inc.	80,347	11,038,071
		83,556,577
TOTAL INDUSTRIALS		1,406,137,791
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.5%
Ciena Corp. (a)	89,500	4,183,230
Clearfield, Inc. (a)(b)	39,162	1,531,626
CommScope Holding Co., Inc. (a)	499,434	2,077,645
Digi International, Inc. (a)	41,721	1,499,870
EMCORE Corp. (a)	762,650	568,937
Extreme Networks, Inc. (a)	168,164	3,464,178
Juniper Networks, Inc.	351,853	10,685,776
Lantronix, Inc. (a)(b)	420,852	1,864,374
Lumentum Holdings, Inc. (a)	109,730	5,804,717
NetScout Systems, Inc. (a)	55,480	1,693,250
		33,373,603
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc. (a)	76,422	9,678,082
Avnet, Inc.	234,684	10,288,547
Badger Meter, Inc. (b)	24,470	3,373,679
Bel Fuse, Inc. Class B (non-vtg.)	312,388	15,366,366
Belden, Inc.	189,297	16,561,595
Cognex Corp.	575,054	31,604,968
CTS Corp. (b)	23,875	1,090,371
ePlus, Inc. (a)	164,018	8,100,849
Fabrinet (a)	30,588	3,463,173
Flex Ltd. (a)	488,634	12,406,417
Identiv, Inc. (a)	465,941	3,387,391
Insight Enterprises, Inc. (a)	36,646	4,955,272
IPG Photonics Corp. (a)	26,879	2,969,323
Jabil, Inc.	105,909	9,480,974
Littelfuse, Inc.	9,034	2,313,065
Methode Electronics, Inc. Class A	28,600	1,231,230
Napco Security Technologies, Inc. (b)	22,406	833,279
Novanta, Inc. (a)	16,247	2,690,503
Par Technology Corp. (a)(b)	182,519	6,309,682
Powerfleet, Inc. (a)	1,588,444	4,971,830
Richardson Electronics Ltd.	75,119	1,246,224
Sanmina Corp. (a)	114,113	6,052,554
ScanSource, Inc. (a)	54,100	1,555,916
TD SYNNEX Corp.	215,266	19,240,475
Trimble, Inc. (a)	445,632	20,797,645
TTM Technologies, Inc. (a)	13,900	190,430
Vishay Intertechnology, Inc.	130,300	3,359,134
Vontier Corp.	287,858	8,532,111
Zebra Technologies Corp. Class A (a)	19,009	4,991,193
		217,042,278
IT Services - 0.6%
Amdocs Ltd.	124,564	11,730,192
Digitalocean Holdings, Inc. (a)(b)	43,355	1,697,348
DXC Technology Co. (a)	123,247	3,084,872
Globant SA (a)	45,728	8,405,264
Hackett Group, Inc. (b)	19,254	373,335
MongoDB, Inc. Class A (a)	5,294	1,555,324
Okta, Inc. (a)	123,309	11,208,788
Twilio, Inc. Class A (a)	53,576	3,729,961
		41,785,084
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems LLC (a)	194,589	7,653,185
Ambarella, Inc. (a)	48,194	3,485,390
Amkor Technology, Inc.	346,459	8,585,254
AXT, Inc. (a)	292,916	998,844
Cirrus Logic, Inc. (a)	46,032	3,575,766
Diodes, Inc. (a)	35,800	3,216,272
Entegris, Inc.	253,554	26,686,559
FormFactor, Inc. (a)	272,634	8,530,718
GlobalFoundries, Inc. (a)(b)	169,353	9,878,360
Kulicke & Soffa Industries, Inc. (b)	165,922	8,773,955
Lattice Semiconductor Corp. (a)(b)	149,333	12,142,266
MACOM Technology Solutions Holdings, Inc. (a)	106,486	6,371,057
MKS Instruments, Inc.	27,517	2,677,679
Monolithic Power Systems, Inc.	2,867	1,404,572
NVE Corp.	3,723	332,725
onsemi (a)	109,358	9,142,329
Onto Innovation, Inc. (a)	21,830	2,343,451
Photronics, Inc. (a)	51,597	1,095,404
Power Integrations, Inc. (b)	248,045	21,431,088
Qorvo, Inc. (a)	15,800	1,536,708
Semtech Corp. (a)	53,106	1,154,524
Silicon Laboratories, Inc. (a)(b)	26,855	3,777,693
Skyworks Solutions, Inc.	27,602	2,857,083
SMART Global Holdings, Inc. (a)	338,923	7,652,881
SolarEdge Technologies, Inc. (a)	7,861	2,239,049
Synaptics, Inc. (a)	65,376	5,624,951
Teradyne, Inc.	76,743	7,688,881
Universal Display Corp.	51,999	7,661,013
Wolfspeed, Inc. (a)(b)	80,994	3,890,952
		182,408,609
Software - 5.1%
8x8, Inc. (a)(b)	1,131,594	4,616,904
ACI Worldwide, Inc. (a)	492,616	11,236,571
Alarm.com Holdings, Inc. (a)	54,391	2,731,516
American Software, Inc. Class A	26,613	338,783
Applied Digital Corp. (a)(b)	1,303,509	10,910,370
AppLovin Corp. (a)(b)	193,920	4,849,939
Black Knight, Inc. (a)	375,968	21,723,431
Check Point Software Technologies Ltd. (a)	43,152	5,385,801
Clearwater Analytics Holdings, Inc. (a)(b)	513,897	8,284,020
CommVault Systems, Inc. (a)	85,512	5,959,331
Consensus Cloud Solutions, Inc. (a)	343,232	12,510,806
Couchbase, Inc. (a)(b)	701,514	14,395,067
CyberArk Software Ltd. (a)	45,894	7,101,179
Descartes Systems Group, Inc. (a)	71,695	5,544,174
Digital Turbine, Inc. (a)	342,997	3,134,993
Dolby Laboratories, Inc. Class A	51,493	4,249,717
Domo, Inc. Class B (a)	99,182	1,333,998
Dropbox, Inc. Class A (a)	81,806	1,883,174
Dynatrace, Inc. (a)	411,853	21,000,384
Fair Isaac Corp. (a)	4,999	3,937,562
Five9, Inc. (a)	36,460	2,410,371
Freshworks, Inc. (a)	120,453	1,898,339
Gen Digital, Inc.	490,352	8,600,774
Guidewire Software, Inc. (a)	110,578	9,175,762
HubSpot, Inc. (a)	35,727	18,506,229
InterDigital, Inc.	47,666	3,958,185
Manhattan Associates, Inc. (a)	197,656	35,858,752
Model N, Inc. (a)	70,295	2,243,816
Momentive Global, Inc. (a)	766,565	7,244,039
Monday.com Ltd. (a)	67,384	12,142,597
N-able, Inc. (a)	482,027	6,844,783
nCino, Inc. (a)(b)	251,675	6,918,546
NCR Corp. (a)	384,738	9,118,291
NICE Ltd. sponsored ADR (a)	25,158	5,181,039
Nutanix, Inc. Class A (a)	104,475	3,094,550
Oracle Corp.	65,407	6,929,218
Porch Group, Inc. Class A (a)(b)	481,334	678,681
Progress Software Corp.	35,950	2,157,000
PROS Holdings, Inc. (a)	139,126	4,218,300
PTC, Inc. (a)	28,221	3,792,902
Q2 Holdings, Inc. (a)	52,944	1,541,729
Qualtrics International, Inc. (a)	309,691	5,599,213
Qualys, Inc. (a)	28,901	3,649,040
Rapid7, Inc. (a)	61,927	2,955,156
Rimini Street, Inc. (a)	339,058	1,559,667
SentinelOne, Inc. (a)	235,517	5,035,353
Similarweb Ltd. (a)(b)	1,256,319	8,392,211
Smartsheet, Inc. (a)(b)	218,267	10,821,678
SoundThinking, Inc. (a)	101,911	2,597,711
Telos Corp. (a)	419,722	1,347,308
Tenable Holdings, Inc. (a)	146,941	6,023,112
Tyler Technologies, Inc. (a)	35,862	14,235,780
WalkMe Ltd. (a)	112,874	1,118,581
		366,976,433
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	320,064	7,681,536
Dell Technologies, Inc.	93,750	4,200,938
Hewlett Packard Enterprise Co.	159,490	2,299,846
Immersion Corp. (b)	522,933	3,702,366
NetApp, Inc.	42,293	2,806,141
Pure Storage, Inc. Class A (a)	86,607	2,493,416
Seagate Technology Holdings PLC	24,600	1,478,460
Super Micro Computer, Inc. (a)	201,903	45,216,177
Xerox Holdings Corp.	164,200	2,310,294
		72,189,174
TOTAL INFORMATION TECHNOLOGY		913,775,181
MATERIALS - 3.7%
Chemicals - 1.0%
Ashland, Inc.	41,640	3,534,403
Avient Corp.	153,221	5,592,567
Axalta Coating Systems Ltd. (a)	404,604	11,737,562
CF Industries Holdings, Inc.	75,619	4,651,325
Eastman Chemical Co.	25,800	1,988,922
Ecovyst, Inc. (a)	333,564	3,348,983
FMC Corp.	41,812	4,351,793
Huntsman Corp.	365,150	8,672,313
Ingevity Corp. (a)	51,022	2,407,728
Koppers Holdings, Inc.	68,000	1,969,280
LSB Industries, Inc. (a)	197,921	1,840,665
Mativ, Inc. (b)	114,045	1,717,518
Minerals Technologies, Inc.	26,628	1,480,783
Olin Corp.	41,628	1,969,421
Perimeter Solutions SA (a)(b)	698,418	3,785,426
RPM International, Inc.	56,540	4,511,327
The Chemours Co. LLC (b)	71,000	1,880,790
The Mosaic Co.	81,800	2,614,328
Trinseo PLC	37,300	463,266
Tronox Holdings PLC	125,000	1,330,000
		69,848,400
Construction Materials - 0.2%
Eagle Materials, Inc. (b)	77,638	12,649,559
Containers & Packaging - 1.8%
Aptargroup, Inc.	191,303	21,519,674
Berry Global Group, Inc.	794,168	45,434,351
CCL Industries, Inc. Class B (b)	277,331	12,921,684
Crown Holdings, Inc.	212,330	16,185,916
Graphic Packaging Holding Co.	780,954	18,664,801
Greif, Inc. Class A	49,400	2,968,940
O-I Glass, Inc. (a)	138,600	2,871,792
Ranpak Holdings Corp. (A Shares) (a)(b)	850,377	2,636,169
Silgan Holdings, Inc.	52,500	2,361,975
TriMas Corp.	88,331	2,235,658
WestRock Co.	68,600	1,921,486
		129,722,446
Metals & Mining - 0.6%
ATI, Inc. (a)(b)	169,037	5,845,299
Coronado Global Resources, Inc. CDI (c)	701,435	602,248
Materion Corp.	24,147	2,422,910
Reliance Steel & Aluminum Co.	76,867	18,039,148
Ryerson Holding Corp.	19,500	662,805
Steel Dynamics, Inc.	202,043	18,567,752
Teck Resources Ltd. Class B	46,759	1,826,874
		47,967,036
Paper & Forest Products - 0.1%
Sylvamo Corp.	225,427	8,886,332
TOTAL MATERIALS		269,073,773
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Agree Realty Corp.	90,445	5,832,798
American Assets Trust, Inc.	48,500	923,925
Americold Realty Trust	354,800	10,395,640
Apartment Income (REIT) Corp.	196,257	6,808,155
Apartment Investment & Management Co. Class A	126,788	1,028,251
Apple Hospitality (REIT), Inc.	206,500	3,000,445
Brandywine Realty Trust (SBI)	307,700	1,200,030
Brixmor Property Group, Inc.	140,900	2,822,227
Broadstone Net Lease, Inc.	296,470	4,648,650
Camden Property Trust (SBI)	27,603	2,883,685
City Office REIT, Inc.	261,000	1,182,330
CorEnergy Infrastructure Trust, Inc. (b)	33,005	34,325
Cousins Properties, Inc. (b)	74,777	1,489,558
CubeSmart	397,919	17,683,520
EastGroup Properties, Inc.	106,581	17,544,298
EPR Properties	72,200	3,011,462
Equity Commonwealth	398,002	8,139,141
Equity Lifestyle Properties, Inc.	112,548	7,109,657
Essex Property Trust, Inc.	10,185	2,200,571
Franklin Street Properties Corp.	275,093	396,134
Global Net Lease, Inc.	190,184	1,829,570
Healthcare Trust of America, Inc.	376,068	6,998,625
Industrial Logistics Properties Trust	121,900	220,639
Iron Mountain, Inc.	243,043	12,983,357
Medical Properties Trust, Inc. (b)	218,700	1,804,275
Mid-America Apartment Communities, Inc.	69,617	10,237,876
National Retail Properties, Inc.	182,859	7,778,822
Office Properties Income Trust	132,285	957,743
Omega Healthcare Investors, Inc.	122,600	3,654,706
Outfront Media, Inc.	523,486	7,496,320
Pebblebrook Hotel Trust (b)	152,324	2,065,513
Physicians Realty Trust (b)	435,619	5,950,556
Piedmont Office Realty Trust, Inc. Class A	252,400	1,572,452
Ryman Hospitality Properties, Inc.	75,670	6,941,209
Sabra Health Care REIT, Inc.	203,900	2,295,914
Service Properties Trust	254,722	2,091,268
Spirit Realty Capital, Inc.	60,733	2,372,231
Stag Industrial, Inc. (b)	228,558	7,953,818
Sun Communities, Inc.	35,027	4,435,469
Tanger Factory Outlet Centers, Inc.	158,900	3,236,793
Uniti Group, Inc.	315,720	1,174,478
Universal Health Realty Income Trust (SBI)	10,632	464,406
Urstadt Biddle Properties, Inc. Class A	109,600	2,120,760
		194,971,602
Real Estate Management & Development - 0.3%
Compass, Inc. (a)	1,147,176	4,244,551
Cushman & Wakefield PLC (a)	746,969	5,923,464
Douglas Elliman, Inc.	617,686	1,797,466
Jones Lang LaSalle, Inc. (a)	6,417	900,562
Kennedy-Wilson Holdings, Inc. (b)	114,723	1,770,176
Newmark Group, Inc.	894,310	5,115,453
		19,751,672
TOTAL REAL ESTATE		214,723,274
UTILITIES - 1.1%
Electric Utilities - 0.5%
IDACORP, Inc.	197,088	20,510,948
NRG Energy, Inc.	167,000	5,642,930
Pinnacle West Capital Corp.	32,499	2,511,523
Portland General Electric Co.	191,462	9,329,943
		37,995,344
Gas Utilities - 0.3%
Atmos Energy Corp.	98,490	11,353,927
National Fuel Gas Co.	38,900	1,980,399
Southwest Gas Holdings, Inc. (b)	96,849	5,668,572
UGI Corp.	78,300	2,190,051
		21,192,949
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	54,028	1,066,513
Vistra Corp.	547,636	13,126,835
		14,193,348
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	101,738	5,757,353
TOTAL UTILITIES		79,138,994
TOTAL COMMON STOCKS (Cost $5,019,049,307)		5,879,881,770

Equity Funds - 16.5%
	Shares	Value ($)
Mid-Cap Blend Funds - 5.8%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	78,523,245	420,099,359
Sector Funds - 1.1%
Fidelity SAI Real Estate Index Fund (e)	11,589,841	76,608,846
Small Blend Funds - 3.7%
Fidelity Small Cap Discovery Fund (e)	49,454	1,145,854
Fidelity Small Cap Index Fund (e)	5,371,883	116,677,292
PIMCO StocksPLUS Small Fund Institutional Class	23,504,983	150,666,940
TOTAL SMALL BLEND FUNDS		268,490,086
Small Growth Funds - 5.9%
Fidelity Advisor Small Cap Growth Fund Class Z (e)	17,294,980	426,494,199
TOTAL EQUITY FUNDS (Cost $1,416,603,974)		1,191,692,490

Money Market Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	541,522	541,630
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	542,059,502	542,113,708
State Street Institutional U.S. Government Money Market Fund Premier Class 5.02% (h)	174,417,694	174,417,694
TOTAL MONEY MARKET FUNDS (Cost $717,073,032)		717,073,032

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $7,152,726,313)	7,788,647,292
NET OTHER ASSETS (LIABILITIES) - (8.2)% (i)	(587,132,177)
NET ASSETS - 100.0%	7,201,515,115

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	Jun 2023	525,540	(936)	(936)
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Jun 2023	963,600	(2,150)	(2,150)

TOTAL FUTURES CONTRACTS					(3,086)
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,919,163 or 0.0% of net assets.

(d)	Level 3 security
(e)	Affiliated Fund
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	Includes $80,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,637,066	10,403,546	13,498,982	23,503	-	-	541,630	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	608,507,105	495,592,890	561,986,287	532,735	-	-	542,113,708	1.9%
Total	612,144,171	505,996,436	575,485,269	556,238	-	-	542,655,338

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	447,939,948	26	-	-	-	(21,445,775)	426,494,199
Fidelity SAI Real Estate Index Fund	81,244,783	-	-	-	-	(4,635,937)	76,608,846
Fidelity SAI Small-Mid Cap 500 Index Fund	445,974,380	231,827,437	226,971,762	-	(31,337,130)	606,434	420,099,359
Fidelity Small Cap Discovery Fund	1,236,850	-	-	-	-	(90,996)	1,145,854
Fidelity Small Cap Index Fund	84,935,420	168,500,001	127,582,321	-	(2,318,841)	(6,856,967)	116,677,292
	1,061,331,381	400,327,464	354,554,083	-	(33,655,971)	(32,423,241)	1,041,025,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Acacia Research Corp.	11,063,676	874,189	939,988	-	(137,968)	(408,798)	-
Acacia Research Corp. rights 3/1/23	6	-	-	-	-	(6)	-
Total	11,063,682	874,189	939,988	-	(137,968)	(408,804)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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